Taxes (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 USD ($)
Taxes (Details) [Line Items]
Assessable profits (in Dollars)			$ 2,000,000
Income tax rate	25.00%	25.00%	25.00%
Enterprise Income Tax, description						During the six months ended June 30, 2023 and 2022, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of their taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%. According to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise on March 14, 2022 and March 26, 2023, the taxable income not more than RMB3 million is subject to a reduced rate of 5% during the period from January 1, 2023 to December 31, 2024.
Income tax fixed-rate	1.00%						0.50%
Income tax assessed rate	0.50%	0.50%	0.50%	0.50%	0.50%
Federal income tax rate	21.00%	21.00%	21.00%
Cumulative NOL (in Dollars)	$ 2,882,465							$ 11,907,922
Allowance for deferred tax assets	100.00%	100.00%	100.00%			100.00%
Favorable tax rate	2.50%	2.50%	2.50%	2.50%	2.50%
Tax rates and tax exemption amount (in Dollars)	$ 0.03			$ 261,738
Tax exemption rate				0.03%	0.03%
Minimum [Member]
Taxes (Details) [Line Items]
Income tax assessed | ¥		¥ 33,000			¥ 25,000
Maximum [Member]
Taxes (Details) [Line Items]
Income tax assessed	$ 180,000	¥ 180,000			¥ 180,000
Hong Kong [Member]
Taxes (Details) [Line Items]
Tax rate	8.25%	8.25%	8.25%
Assessable profits (in Dollars)			$ 2,000,000
Assessable profit percentage	16.50%	16.50%	16.50%
U.S. [Member]
Taxes (Details) [Line Items]
Cumulative NOL (in Dollars)	$ 1,180,111
UFG entities [Member]
Taxes (Details) [Line Items]
Income tax assessed rate	0.50%	0.50%	0.50%	0.50%	0.50%
Total tax exemption (in Dollars)	$ 7,665			$ 8,558
Tax rates and tax exemption amount (in Dollars)	315,790
UFG entities [Member] | Minimum [Member]
Taxes (Details) [Line Items]
Income tax assessed | ¥		¥ 33,000			¥ 25,000
UFG entities [Member] | Maximum [Member]
Taxes (Details) [Line Items]
Income tax assessed | ¥						¥ 180,000
NOL [Member]
Taxes (Details) [Line Items]
Cumulative NOL (in Dollars)	$ 13,088,033